Other Equity Instruments - Summary of Coupon Details - Summary of Perpetual Contingent Convertible (Parenthetical) (Detail) € in Millions	Dec. 31, 2022 EUR (€)
Aegon N.V [member]
Disclosure of other equity instruments [line items]
Principal amount	€ 950
EUR 500 million [member] | Perpetual contingent convertible securities [member]
Disclosure of other equity instruments [line items]
Principal amount	500
EUR 500 million [member] | Aegon N.V [member] | Perpetual contingent convertible securities [member]
Disclosure of other equity instruments [line items]
Principal amount	€ 500